LEASES - Operating lease maturities (Details) ¥ in Thousands	Sep. 30, 2021 CNY (¥)
Maturities of lease liabilities
2022	¥ 357
2023	357
2024	357
2025	357
2026	370
Thereafter	1,313
Total	¥ 3,111